Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Revenue

Note 5 – Revenue

Disaggregation of Revenue

The Company recognizes revenue classified in services and other either at a point in time or over time. Revenue by point in time and over time was as follows (in thousands):

	Six Months Ended June 30,
	2025	2024
SaaS revenue recognized over time	$724	$631
Services and other revenue recognized point in time	3,800	4,027
Total revenue	$4,524	$4,658

The deferred revenue balance represents payments received for performance obligations not yet satisfied. The following table shows the changes in deferred revenue during the six months ended June 30, 2025, and 2024 respectively (in thousands):

	Six Months Ended June 30,
	2025	2024
Balance at beginning of period	$776	$279
Deferred revenue additions during period	604	546
Revenue recognized during period	(587)	(391)
Balance at end of period	$793	$434

Revenue recognized during the six months ended June 30, 2025 that was included in deferred revenue as of December 31, 2024 was $587. Revenue recognized during the six months ended June 30, 2024 that was included in deferred revenue as of December 31, 2023 was $391.

Revenue allocated to remaining performance obligations that are unsatisfied (or partially unsatisfied), which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods, will be recognized within one year or less.

TG-17 INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

Note 5 – Revenue

Disaggregation of Revenue

The Company recognizes revenue classified in services and other either at a point in time or over time. Revenue by point in time and over time was as follows (in thousands):

	Years Ended December 31,
	2024	2023
SaaS revenue recognized over time	$1,432	$1,327
Services and other revenue recognized point in time	8,304	5,865
Total revenue	$9,736	$7,192

The deferred revenue balance represents payments received for performance obligations not yet satisfied. The following table shows the changes in deferred revenue during the years ended December 31, 2024, and 2023 respectively (in thousands):

	Years Ended December 31,
	2024	2023
Balance at beginning of period	$279	$29
Deferred revenue additions during period	1,326	1,003
Revenue recognized during period	(829)	(753)
Balance at end of period	$776	$279

Revenue recognized during the year ended December 31, 2024 that was included in deferred revenue as of December 31, 2023 was $279,000. Revenue recognized during the year ended December 31, 2023 that was included in deferred revenue as of December 31, 2022 was $29,000.

Revenue allocated to remaining performance obligations that are unsatisfied (or partially unsatisfied), which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods, will be recognized within one year or less.

TG-17 INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS